UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04746
Van Kampen Tax-Exempt Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 2/28/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 106.8%
	Alabama 1.0%
$5,500	Colbert Cnty Northwest Auth Hlthcare Fac	5.750%	06/01/27	$5,200,360
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	3,283,313
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	7,027,370
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	1,197,641
1,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/28	814,180
4,470	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	4,098,767
4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125	12/01/26	4,827,680
7,750	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,378,817
13,170	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	9,893,567
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (a)	6.950	01/01/20	0
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	1,149,950

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alabama (continued)
$10,000	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250%	11/01/33	$10,219,500
1,395	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	1,167,280
1,750	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.650	11/01/22	1,312,763

				59,571,188

	Alaska 0.3%
830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800	01/01/18	822,721
2,945	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	2,677,388
800	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $800,000) (b)	7.800	05/01/14	788,088
2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $2,000,451) (b)	8.125	05/01/31	1,878,200
12,545	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	12,099,652
20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	799,355

				19,065,404

	Arizona 4.8%
6,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	7,136,940

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$10,250	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750%	11/15/33	$12,482,347
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	2,957,880
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	6,917,541
11,750	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	11,683,847
2,630	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750	12/01/30	2,714,107
5,240	Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty Hosp Rfdg, Ser A	6.750	12/01/26	5,250,847
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,475,693
6,650	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	8,043,375
16,830	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	12,868,218
2,000	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Proj, Ser A	7.250	02/01/40	2,254,800
11,775	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser A (c)	6.000	05/01/29	12,451,474

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$9,700	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375%	08/15/29	$9,437,615
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	3,359,370
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (d)	5.000	07/01/22	3,762,885
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (d)	5.000	07/01/24	5,307,850
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (d)	5.000	07/01/26	5,239,450
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza, Ser A (BHAC Insd) (d)	5.000	07/01/41	28,484,120
8,935	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (d)	5.000	07/01/27	9,665,526
6,785	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (d)	5.000	07/01/28	7,290,347
5,500	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (d)	5.000	07/01/29	5,865,475
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj (a)	7.750	08/01/33	2,512,360
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj	5.800	12/01/36	3,353,516
2,525	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Choice Ed & Dev Corp Proj	6.250	06/01/26	2,108,426
1,590	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.500	04/01/26	1,448,172

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,805	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.750%	04/01/36	$2,479,788
8,450	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co (a)(e)	7.000	09/01/35	5,109,800
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist	7.500	11/01/33	2,335,948
2,865	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	2,015,957
3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375	06/01/36	3,015,283
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch	7.500	08/01/33	4,260,229
4,300	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj (a)	7.500	02/01/34	3,561,819
12,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	10,715,640
1,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Res LLC Proj (AMT)	6.550	12/01/37	978,480
10,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	10,438,200

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$7,120	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06 and 9/21/09, Cost $6,926,919) (b)	5.750%	12/01/32	$6,369,054
2,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $2,000,000) (b)	5.600	12/01/22	1,845,260
1,580	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	1,497,034
1,000	Sundance Cmnty Fac Dist AZ (f)	6.250	07/15/29	975,800
2,795	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (f)	7.125	07/01/27	2,599,853
576	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	493,108
4,810	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT) (a)	6.500	07/01/31	3,250,502
16,630	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	15,499,160
1,150	University Med Ctr Corp AZ Hosp Rev	6.250	07/01/29	1,227,867
1,600	University Med Ctr Corp AZ Hosp Rev	6.500	07/01/39	1,702,336
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	4,606,484
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	7,069,292
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	4,091,240
4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000	08/01/33	4,019,440

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$5,200	Yavapai Cnty, AZ Indl Dev Auth Solid Waste Disp Rev Waste Mgmt Inc. Proj, Ser A-1 (AMT) (Acquired 3/24/09, Cost $3,680,612) (b)	4.900%	03/01/28	$4,995,432

				279,225,187

	California 9.5%
2,000	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850	10/01/27	2,009,840
3,200	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	6.200	10/01/27	3,216,832
5,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500	09/01/33	5,602,698
2,000	Alhambra, CA Rev Atherton Baptist Homes, Ser B	6.625	01/01/17	1,997,060
15,710	Bay Area Toll Auth CA Toll Brdg Rev SF Bay Area, Ser F-1 (d)	5.000	04/01/34	16,019,958
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	6,030,471
1,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.600	09/01/25	872,020
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.650	09/01/30	1,676,300
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.700	09/01/35	1,619,460
2,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	2,570,279
4,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	3,404,160

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$6,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (g)	0.000/5.450%	06/01/28	$4,693,680
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (g)	0.000/5.600	06/01/36	3,652,250
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	254,200
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	217,800
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	14,528,320
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.000	07/01/38	566,237
2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.125	07/01/48	2,021,645
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/38	2,459,629
2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/43	1,694,300
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/48	3,214,541
1,000	California Muni Fin Auth Ed Rev Amern Heritage Ed Fndtn Proj, Ser A	5.250	06/01/26	894,940
11,075	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Keller Canyon Landfill Co Proj (AMT)	6.875	11/01/27	11,086,297

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$15,425	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Rep Svc Inc Proj Rfdg, Ser C (AMT) (c)	5.250%	06/01/23	$15,647,583
4,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (c)	5.125	11/01/23	3,997,760
150	California St (Prerefunded @ 9/01/10)	5.250	09/01/26	153,872
6,500	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	5,266,105
3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	2,322,420
4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000	11/15/22	4,807,160
7,300	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (f)	5.125	04/01/37	6,068,417
3,500	California Statewide Cmnty Dev Auth Rev Lancer Ed Student Hsg Proj	5.400	06/01/17	3,357,585
1,995	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500	10/01/23	1,787,460
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	2,135,225
3,500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	3,733,240

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,095	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750%	10/01/31	$5,658,711
5,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $5,500,000) (a)(b)	7.375	04/01/32	4,680,500
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	5,092,605
3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000	01/01/34	2,945,785
5,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	5,047,850
2,500	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.000	10/01/29	2,438,025
2,000	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	1,970,680
4,940	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	4,067,201
1,745	California Statewide Cmntys Dev Auth Rev Sr Living SC Presbyterian Homes	7.000	11/15/29	1,854,708
13,000	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/38	13,336,700

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,735	California Statewide Cmntys Dev Auth Spl Tax Cmnty Fac Dist 2007-1 Orinda	6.000%	09/01/29	$2,378,329
7,610	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	6,838,955
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,398,138
5,960	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	5,235,800
2,790	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,790,000) (b)	6.750	12/01/30	2,583,456
1,495	Corona Norco, CA Univ Sch Dist, Ser A	5.700	09/01/29	1,372,440
1,495	Corona Norco, CA Univ Sch Dist Pub Fin Auth Spl Tax Rev, Ser A	5.800	09/01/35	1,336,545
1,435	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.500	09/01/23	1,382,608
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.750	09/01/28	2,835,717
5,140	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.875	09/01/38	4,798,190
1,805	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500	09/01/28	1,809,350
3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850	09/01/25	3,592,316
5,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	4,701,300

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,300	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	$1,348,122
24,290	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750%	06/01/47	17,910,717
37,310	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	34,435,265
40,380	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd, Ser A (BHAC Insd) (d)	5.000	06/01/45	37,131,429
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/30	2,036,550
2,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,267,040
2,140	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	1,848,532
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	882,350
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,593,050
3,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	4,252,850
1,435	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	1,664,040
4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	3,519,880

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625%	02/15/25	$4,338,810
1,000	Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl Tax Sycamore Creek	6.000	09/01/33	850,940
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	649,989
7,445	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375	09/01/27	7,270,117
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (f)	6.500	03/01/28	5,165,570
1,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area, Ser B	6.000	09/01/27	922,650
2,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area, Ser B	6.000	09/01/34	1,758,700
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,259,656
1,000	Northstar Cmnty Svc Dist CA Spl Tax Cmnty Fac Dist No 1	5.450	09/01/28	856,770
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	838,770
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	802,847
1,000	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.350	09/01/30	817,810
1,100	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.400	09/01/35	865,128
5,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	4,538,400

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,710	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875%	09/01/25	$1,711,317
2,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	1,870,083
4,390	Placentia, CA Pub Fin Auth Lease Rev Working Cap Fin	7.500	06/01/19	4,435,480
5,310	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	4,346,978
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	5.500	09/01/37	1,663,320
1,045	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/28	994,589
2,000	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.550	09/01/30	1,772,740
1,845	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,595,943
2,500	Roseville, CA Spl Tax Fountain Cmnty Fac Dist No 1	6.125	09/01/38	2,214,650
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (d)	5.000	08/15/26	5,374,750
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (d)	5.000	08/15/25	11,129,777
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (d)	5.000	08/15/27	5,330,300

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$11,110	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000%	09/01/37	$8,879,223
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.250	08/01/28	1,047,070
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.500	08/01/30	1,052,470
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.625	08/01/39	1,049,890
13,000	San Gorgonio Calif Mem Hlthcare Election 2006, Ser C	7.200	08/01/39	13,787,670
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	1,987,680
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,506,416
14,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT) (a)	6.400	12/01/41	11,472,819
3,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	2,592,540
3,500	Santa Cruz Cnty, CA Redev Agy Tax Alloc Live Oak Soquel Cmnty Impt, Ser A	7.000	09/01/36	3,795,785
19,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	2,029,580
15,395	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	1,027,000

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$30,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	$1,190,400
75,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	865,500
25,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	246,250
1,475	Southern CA Logistics Arpt Auth, Ser A	6.000%	12/01/33	1,327,131
4,400	Southern CA Logistics Arpt Auth, Southn CA Logistics Arpt	6.150	12/01/43	4,362,380
15,160	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (AGM Insd) (d)	5.000	08/01/29	15,497,613
7,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500	09/01/36	3,618,580
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	7,221,200
35,000	Tobacco Sec Auth Southn CA Tob Settlement Cabs First Sub	*	06/01/46	1,388,450
27,200	Tobacco Sec Auth Southn CA Tob Settlement Cabs Second Sub	*	06/01/46	1,024,352
47,000	Tobacco Sec Auth Southn CA Tob Settlement Cabs Third Sub	*	06/01/46	1,423,160
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	11,369,400
18,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	12,244,780

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375%	10/15/34	$1,378,464
2,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	1,906,340
3,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	2,718,840
535	Val Verde, CA Univ Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.000	10/01/21	533,636
7,115	Val Verde, CA Univ Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250	10/01/28	7,037,447
4,410	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	3,718,512
4,900	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	4,347,084
1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/31	872,974
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/39	1,475,518
1,800	Yuba City, CA Redev Agy Tax Proj, Ser A	6.000	09/01/31	1,482,408

				551,680,124

	Colorado 3.3%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,730,886
1,155	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,155,000) (a)(b)	6.250	12/01/18	1,146,418

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$2,120	Beacon Pt Metro Dist CO, Ser A	6.125%	12/01/25	$1,835,199
2,010	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	1,626,432
1,830	Bradburn Metro Dist No 3 CO	7.500	12/01/33	1,597,462
1,805	Briargate Ctr Business Impt Dist CO, Ser A	7.450	12/01/32	1,653,976
3,500	Bromley Pk Metro Dist CO No 2, (Prerefunded @ 12/01/12)	8.050	12/01/32	4,257,400
3,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	3,649,200
4,410	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250	12/01/32	3,502,422
500	Castle Oaks Metro Dist CO Ltd Tax	6.000	12/01/25	402,815
536	Castle Oaks Metro Dist CO Ltd Tax	6.125	12/01/35	402,359
1,700	Colorado Ed & Cultural Fac Auth Rev Charter Sch Brighton Sch Proj	6.000	11/01/36	1,062,585
330	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.250	06/01/20	353,575
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,253,566
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy, Ser A (Prerefunded @ 3/01/10)	7.250	03/01/32	2,502,450

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000%	11/01/23	$1,042,326
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	835,645
1,875	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj (a)	7.500	06/01/22	1,925,456
1,000	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.200	07/01/22	912,900
3,875	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	3,441,543
6,930	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	5,419,329
6,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	4,711,680
6,375	Colorado Hlth Fac Auth Rev Hlth Care Fac Amern Baptist, Ser A	7.750	08/01/39	6,305,258
9,660	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250	05/15/42	8,719,889
100	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800	04/01/30	102,699
2,910	Confluence Metro Dist, CO Tax Supported Rev	5.400	12/01/27	2,128,345

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$6,000	Confluence Metro Dist, CO Tax Supported Rev	5.450%	12/01/34	$4,097,340
7,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	4,876,785
2,940	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	2,075,140
5,000	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,204,350
1,330	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,298,080
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	908,513
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A	6.300	07/01/29	2,808,522
5,000	Elbert & Hwy 86 Coml Metro Dist Pub Impt Fee Rev, Ser A	7.500	12/01/32	4,269,500
2,500	Elk Valley, CO Pub Impt Fee, Ser A	7.300	09/01/22	2,450,325
3,000	Elk Valley, CO Pub Impt Fee, Ser A	7.350	09/01/31	2,772,210
5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11)	8.050	12/01/31	6,063,465
2,300	High Plains Metro Dist CO, Ser A	6.125	12/01/25	1,843,565
4,000	High Plains Metro Dist CO, Ser A	6.250	12/01/35	2,972,680
1,885	La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Rfdg, Ser A (a)	6.875	02/01/12	1,872,842
510	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (a)(e)(k)	6.750	10/01/14	244,800

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$5,460	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (a)(e)(k)	7.000%	10/01/18	$2,620,800
135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B (a)(k)	6.125	10/01/08	64,800
9,885	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250	12/01/23	9,903,979
6,250	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	5,963,688
5,550	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	5,181,813
6,810	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (a)	5.900	10/01/37	5,747,300
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	6,036,692
4,185	Montrose, CO Mem Hosp Brd	6.000	12/01/28	4,025,217
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	2,812,470
1,500	Neu Towne, CO Metro Dist (a)(h)	7.250/1.800	12/01/34	435,000
2,740	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,658,649) (b)	7.250	12/15/31	3,044,770
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,389,482
1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/37	839,160
3,500	Northwest, CO Metro Dist No 3 Ltd Tax	6.125	12/01/25	2,857,960
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	4,925,349

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$6,160	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750%	12/01/26	$6,879,981
1,715	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/21	2,066,266
2,000	Serenity Ridge, CO Metro Dist No 2 (a)(h)	7.500/3.750	12/01/34	896,200
1,468	Skyland Metro Dist CO Gunnison Cnty Rfdg	6.750	12/01/22	1,457,900
520	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	520,057
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,517,400
1,000	Southlands Metro Dist No 1 CO (Prerefunded @ 12/01/14)	7.000	12/01/24	1,253,500
5,985	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	4,516,101
637	Tallyns Reach Metro Dist No 2	6.375	12/01/23	643,160
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	941,622
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	1,007,100
1,000	Vista Ridge Metro Dist CO Rfdg Ltd Tax Sub, Ser B	6.625	12/01/40	827,790

				189,655,489

	Connecticut 0.5%
3,405	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	3,169,646

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$3,000	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000%	04/01/30	$2,777,820
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	3,490,432
4,405	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,405,000) (b)	5.125	10/01/36	2,250,691
1,435	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B (a)	7.500	09/01/27	1,434,899
2,180	Hamden, CT Fac Rev Whitney Ctr Proj, Ser A	7.625	01/01/30	2,231,753
5,250	Hamden, CT Fac Rev Whitney Ctr Proj, Ser A	7.750	01/01/43	5,467,350
2,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser C (c)	7.250	01/01/43	2,041,620
890	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $825,128) (a)(b)	7.200	12/01/18	905,869
2,418	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT) (a)	7.000	07/01/21	2,467,013

				26,237,093

	Delaware 0.1%
850	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	5.900	01/01/26	704,429
1,000	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	6.000	01/01/35	774,050

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Delaware (continued)
$4,760	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT) (a)	6.250%	06/01/28	$3,958,606

				5,437,085

	District of Columbia 1.3%
5,000	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	5,474,050
16,165	District of Columbia Income Tax Rev Rfdg, Ser B (d)	5.000	12/01/25	18,064,226
85	District of Columbia Prerefunded Rfdg, Ser A-1 (NATL Insd) (i)	6.500	06/01/10	86,399
2,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	2,302,716
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	4,899,320
27,880	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	1,083,138
135,320	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	1,558,886
40,695	Metropolitan Washington DC Arpt Auth Sys, Ser B (AGM Insd) (d)	5.000	10/01/36	39,930,748

				73,399,483

	Florida 12.9%
7,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	6,164,025
15,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	11,764,650
8,685	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	5,004,210
1,975	Bainebridge Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	1,193,789

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$9,715	Bartram Pk Cmnty Dev Dist FL Assmt	5.400%	05/01/37	$7,766,365
1,315	Bay Laurel Ctr Cmnty Dev Dist FL Spl Assmt Candler	5.450	05/01/37	987,013
1,360	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	1,171,300
1,500	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	1,245,300
9,045	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	8,781,429
4,345	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	4,349,736
1,000	Bellalago Ed Fac Benefits, Ser A	6.000	05/01/33	816,480
1,880	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	1,488,791
4,145	Bloomingdale, FL Cmnty Dev Dist Spl Assmt Rev	5.875	05/01/36	3,597,197
2,835	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	2,724,548
3,335	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $3,260,938) (b)	5.800	10/01/26	2,855,060
4,705	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $4,641,040) (b)	5.900	10/01/36	3,769,928
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	2,899,650
7,500	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	7,351,425
6,590	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/36	5,967,047

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000%	04/01/33	$2,153,374
1,865	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/39	2,037,885
11,760	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	10,468,164
7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (AGM Insd) (d)	5.000	09/01/24	7,931,466
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (AGM Insd) (d)	5.000	09/01/25	8,262,707
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A (a)(e)	7.875	05/01/38	2,246,350
3,500	Capital Reg Cmnty Dev Dist FL Rev Cap Impt, Ser A	7.000	05/01/39	3,381,595
3,200	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	2,689,536
2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750	01/01/32	2,147,200
750	Caribe Palm Cmnty Dev Dist FL Spl Assmt, Ser A	5.850	05/01/35	705,787
3,115	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	2,895,143
3,645	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	3,687,829
5,840	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375	08/15/32	5,882,165

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$11,390	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A (e)	6.000%	05/01/38	$5,117,299
1,990	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A (e)	6.125	05/01/36	894,266
2,825	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B (a)(e)	5.125	05/01/16	1,100,959
4,950	Connerton West Cmnty Dev FL, Ser A (a)(e)	5.375	05/01/37	2,052,072
1,980	Connerton West Cmnty Dev FL, Ser A (a)	5.950	05/01/36	1,293,395
4,160	Cutler Cay, FL Cmnty Dev Dist	6.125	05/01/24	4,169,610
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	4,778,691
7,745	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	7,976,498
5,690	Escambia Cnty, FL Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.000	08/01/26	5,024,384
9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750	11/01/27	8,834,397
500	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr (a)	10.250	07/01/11	504,505
1,160	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr, Ser A (a)	10.250	07/01/11	1,170,452
4,900	Fiddlers Creek Cmnty Dev Dist (a)(e)	6.000	05/01/38	1,918,742
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (b)	6.375	05/01/35	3,914,900

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$7,020	Florida Hsg Fin Corp Multi-Family Rev Hsg Whistlers Cove, Ser T1	6.000%	01/01/39	$5,919,755
7,020	Florida Hsg Fin Corp Multi-Family Rev Hsg Whistlers Cove, Ser T2	6.500	01/01/39	877,570
8,085	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT) (a)	6.610	07/01/38	6,817,029
15,700	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT) (a)	6.600	07/01/38	12,872,587
11,145	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT) (a)	6.450	01/01/39	9,680,547
10,130	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT) (a)	6.610	07/01/38	6,792,266
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	1,466,151
2,450	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-1 (a)(e)	5.250	05/01/39	1,155,836
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2 (a)(e)	5.250	05/01/39	1,467,205
7,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (a)(e)	5.100	05/01/14	3,497,970
4,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	2,688,640
1,965	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	1,983,609

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,430	Hammock Bay Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125%	05/01/35	$2,326,215
1,410	Harbour Isles Cmnty Dev Dist of FL	6.125	05/01/35	1,055,681
1,450	Hawks Pt Cmnty Dev Dist FL Spl Assmt Hawk’s Point Cmnty Dev A	5.300	05/01/39	965,453
470	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	362,863
3,850	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	1,949,755
7,000	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT) (a)	7.375	07/01/40	6,439,370
15,000	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	14,057,100
2,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac	8.000	08/15/32	2,234,080
15,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	13,531,050
1,775	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375	05/01/35	2,038,002
3,785	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	2,709,000
1,000	Islands at Doral NE Cmnty Dev	6.250	05/01/34	956,720
15,000	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07, 9/10/08 and 8/13/09, Cost $14,634,248) (b)	6.250	09/01/27	14,457,900

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,190	Kendall Breeze Cmnty Dev Dist	6.625%	11/01/33	$3,697,082
2,090	Kendall Breeze Cmnty Dev Dist	6.700	11/01/23	2,375,724
1,455	Kendall Breeze West Cmnty Dev Dist FL Spl Assmt	5.875	05/01/34	1,321,751
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $2,250,000) (b)	6.375	01/01/43	2,035,327
1,000	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser A (e)	5.500	05/01/38	428,700
1,940	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser B (e)	5.250	05/01/13	831,678
8,250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B (e)	5.200	05/01/15	2,714,497
13,320	Landmark at Doral Cmnty Dev, Ser A (e)	5.500	05/01/38	4,383,745
4,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	3,765,917
8,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	7,420,240
3,810	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	2,974,162
5,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	4,026,600
5,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	3,777,150

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$8,595	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A (a)	6.750%	09/01/28	$6,657,343
2,760	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,764,775
2,310	Meadow Woods Cmnty Dev Dist FL, Ser A	6.050	05/01/35	1,211,965
100	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	95,273
7,500	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $7,243,444) (b)	6.750	11/15/29	7,238,025
15,945	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 9/09/08, 9/24/09 and 9/29/09 Cost $16,079,039) (b)	6.750	11/15/21	16,077,025
950	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.125	11/15/11	953,648
3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800	11/15/31	3,339,151
16,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT)	5.250	10/01/33	16,432,845
5,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT)	5.500	10/01/24	5,287,250

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$6,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT)	5.500%	10/01/25	$6,305,640
15,210	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (d)	5.000	07/01/30	15,754,974
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (d)	5.250	05/01/26	5,320,850
10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (d)	5.250	05/01/27	10,571,100
4,530	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	4,122,481
5,945	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	5,210,911
6,370	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	5,770,519
4,635	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	4,513,007
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,582,088
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	2,959,470
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	6.750	08/15/25	2,872,470
275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	291,396
1,168	North Springs, FL Impt Dist Spl Assmt Rev	7.000	05/01/19	1,168,572

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000%	08/01/32	$2,463,700
2,880	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	2,897,885
4,160	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400	08/01/33	4,172,688
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,633,140
1,675	Oak Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	1,227,072
2,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	2,180,310
7,450	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	5,823,665
2,200	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	1,924,362
2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500	11/15/30	2,108,540
4,000	Orange Cnty, FL Hlth Fac Auth Rev Rfdg Hlthcare Orlando Lutheran	5.700	07/01/26	3,421,600
4,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	3,999,840

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,500	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.750%	04/01/34	$2,395,300
355	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	358,972
1,985	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C	7.000	04/01/28	2,046,992
3,895	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250	10/01/31	3,905,049
815	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	817,103
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2	7.250	10/01/31	220,568
815	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	817,103
330	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5	7.250	10/01/31	330,851
2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (b)	7.000	10/01/25	2,614,802
1,270	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,270,000) (b)	7.000	10/01/15	1,311,262

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,920	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (e)	6.125%	05/01/35	$967,123
9,135	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	7,685,550
4,865	Palm Coast Pk Cmnty Dev Dist FL Spl Assmt Rev	5.700	05/01/37	2,875,896
2,720	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	1,288,790
3,690	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	3,497,567
1,095	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.700	11/01/23	1,109,268
1,700	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.750	11/01/33	1,702,159
15,050	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	14,098,840
2,805	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,838,576
3,265	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	2,171,878
1,675	Pine Ridge Plantation Cmnty, Ser A	5.400	05/01/37	886,946
7,315	Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $6,993,214) (b)	7.250	09/01/31	5,924,784
5,580	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwater Proj	6.250	06/01/34	5,640,710
7,140	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	7,139,000
890	Poinciana West Cmnty Dev Dist	5.875	05/01/22	796,639

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,495	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000%	05/01/37	$1,258,820
6,520	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C	6.750	07/01/23	6,587,026
4,300	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	2,414,579
6,740	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	2,789,012
4,600	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	4,636,248
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Ret, Ser A	5.625	08/01/34	4,846,472
7,850	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	5,628,215
8,500	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300	05/01/39	4,106,435
2,770	Sausalito Bay Cmnty Dev Dist FL Spl Assmt	6.200	05/01/35	2,660,751
5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (f)	5.500	10/01/24	5,042,322
2,745	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	1,540,329
4,865	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	4,679,595
1,860	Silver Palms Cmnty Dev Dist	5.900	05/01/34	1,752,697
5,000	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	2,001,100
1,300	South Dade Venture Cmnty Dev	6.125	05/01/34	1,256,177
4,455	South Dade Venture Cmnty Dev	6.900	05/01/33	4,463,999
2,115	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	2,145,625

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,995	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375%	10/01/34	$4,014,376
1,435	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	974,322
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,410,915
2,915	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	1,847,935
4,815	Stonegate Cmnty Dev Dist FL Spl Assmnt Rev	8.125	05/01/39	5,089,022
815	Stoneybrook West Cmnty Dev, Ser A (Prerefunded @ 5/01/10)	7.000	05/01/32	831,952
3,620	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	2,116,216
11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	11,888,894
1,305	Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)	6.500	08/01/17	1,033,834
13,440	Tampa Bay Wtr FL Util Sys Rev Rfdg & Impt, Ser A (NATL Insd) (d)	6.000	10/01/29	16,066,042
1,000	Tolomato Cmnty, FL Dev Dist FL, Ser A	5.250	05/01/39	636,360
2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	1,751,620
14,200	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	12,054,238
12,015	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	7,758,326
1,105	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.500	05/01/23	1,110,470

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.750%	05/01/33	$1,724,055
4,950	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A (a)	6.800	05/01/39	2,542,469
3,735	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.250	05/01/37	2,424,389
2,795	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	2,121,712
3,540	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99 and 9/07/2000, Cost $3,538,806) (b)	6.750	05/01/20	3,558,231
3,955	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A-1	5.875	05/01/38	3,338,336
4,085	Venetian Isles, FL, Ser A	6.750	05/01/33	4,100,646
4,530	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	4,257,158
10,390	Village Cmnty Dev Dist No 8 FL Spl Assmt Rev	6.375	05/01/38	9,212,917
1,850	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750	05/01/34	2,067,098
2,645	Waterlefe Cmnty Dev Dist FL (a)	8.125	10/01/25	19,838
9,800	West Vlg Impt Dist FL Rev	5.500	05/01/38	5,009,270
3,880	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	1,825,734
1,945	Winter Garden Vlg at Fowler Groves Cmnty Dev Dist FL Spl	5.650	05/01/37	1,786,016
7,825	World Comm Cmnty Dev Dist, Ser A (e)	6.500	05/01/36	3,137,825

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,765	World Comm Cmnty Dev Dist, Ser A-1 (e)	6.250%	05/01/22	$1,112,332
1,625	World Comm Cmnty Dev Dist, Ser A-2	6.125	05/01/35	1,356,046

				748,975,545

	Georgia 2.1%
5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375	05/15/29	4,816,980
1,490	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	1,654,064
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,416,730
8,000	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	8,089,360
1,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	1,375,515
3,140	Atlanta, GA Tax Alloc Princeton Lakes Proj (Acquired 3/10/06, 4/10/07 and 4/11/07, Cost $3,140,000) (b)	5.500	01/01/31	2,757,988
5,610	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT) (e)	6.750	07/01/30	4,062,538
8,500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.250	11/01/34	9,084,630
1,000	Cartersville, GA Dev Auth Waste & Wastewtr Fac Rev Anheuser Busch Proj Rfdg (AMT)	5.950	02/01/32	1,010,750

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$6,750	Clayton Cnty, GA Dev Auth Spl Fac Rev Delta Airl, Ser B (AMT)	9.000%	06/01/35	$6,848,347
3,395	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625	12/01/33	3,433,703
5,165	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	6.900	07/01/19	3,899,213
8,310	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	6,273,468
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	2,070,800
1,000	Private Colleges & Univ Auth GA Mercer Hsg Corp Proj, Ser A	6.000	06/01/21	1,001,350
28,830	Private Colleges & Univ Auth GA Rev Emory Univ, Ser C (d)	5.250	09/01/39	31,031,459
5,860	Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctf (a)(e)	6.000	10/01/25	3,117,051
3,225	Richmond Cnty, GA Dev Auth Environmental Impt Rev Intl Paper Co Proj, Ser A	5.150	03/01/15	3,287,113
1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000	02/01/25	991,400
7,500	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	6,127,500

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$855	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	6.250%	01/01/12	$858,010
2,245	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	6.850	01/01/19	2,278,114
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	929,835
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,649,489
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A (a)(e)	6.000	10/01/25	11,002,765

				123,068,172

	Hawaii 1.2%
5,000	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600	07/01/33	4,999,600
3,530	Hawaii St Dept Budget & Fin Spl Purp Rev 15 Craigside Proj, Ser A	9.000	11/15/44	3,831,709
8,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co-subsidary	6.500	07/01/39	8,626,400
5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400	11/15/17	5,702,747
4,450	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	4,807,691
19,600	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	20,943,972

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$12,000	Honolulu, HI City & Cnty, Ser A (d)	5.250%	04/01/29	$13,293,240
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300	07/01/22	5,027,550

				67,232,909

	Idaho 0.1%
7,640	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $7,646,668) (a)(b)(e)	7.500	11/01/24	324,700
8,355	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (a)	6.125	11/15/37	6,997,480

				7,322,180

	Illinois 9.6%
4,600	Annawan, IL Tax Increment Rev Patriot Renewable Fuels LLC Proj (a)	5.625	01/01/18	3,571,808
3,749	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj (a)	6.625	03/01/33	2,837,731
2,510	Aurora, IL Tax Increment Rev East River Area Tif No. 6, Ser A	6.750	12/30/27	2,426,492
4,265	Aurora, IL Tax Increment Rev River City Tif No. 3, Ser B	6.500	12/30/23	4,128,648
5,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	3,958,450
4,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	2,210,960
2,000	Bolingbrook, IL Spl Svc Area No 1 Spl Tax Forest City Tax Proj	5.900	03/01/27	1,588,100

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$5,788	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050%	03/01/31	$6,235,470
910	Bolingbrook, IL Unrefunded Balance Cap Apprec, Ser B (NATL Insd)	*	01/01/29	322,804
4,000	Bradley, IL Rev Tax Increment Bradley Com	6.100	01/01/27	3,545,560
70	Cary, IL Spl Tax Spl Svc Area No 1 Cambridge, Ser A (i)	7.500	03/01/10	70,070
1,607	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625	03/01/30	1,640,715
10,000	Chicago, IL Brd Ed Dedicated, Ser B (AGM Insd) (d)	5.000	12/01/25	10,466,800
13,050	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (d)	5.000	12/01/32	13,178,151
3,435	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj	7.460	02/15/26	3,434,553
155	Chicago, IL Neighborhoods Alive (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	01/01/28	159,709
14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (d)	5.000	01/01/33	14,244,720
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	52,765
32,500	Chicago, IL, Ser A (d)	5.250	01/01/33	33,767,825
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.625	12/01/22	3,920,360
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	3,778,080

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,200	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250%	01/01/14	$1,201,320
20,000	Cook County, IL Cap Impt, Ser B (d)	5.000	11/15/29	20,548,000
4,901	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12)	6.875	03/01/32	5,571,849
3,439	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 5/02/06, Cost $3,413,851) (b)	5.500	03/01/17	2,077,741
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (a)	5.850	05/01/26	499,800
6,625	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (a)	6.000	05/01/41	3,311,175
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (a)	5.375	03/01/16	1,381,750
320	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (i)	7.375	03/01/11	331,158
4,245	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	4,643,521
4,000	Godfrey, IL Rev Utd Methodist Vlg, Ser A (a)	5.875	11/15/29	2,263,400
4,230	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	3,223,345
6,945	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	5,300,702

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$7,770	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000%	03/01/46	$5,920,895
5,950	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg (a)	6.550	11/15/29	5,330,962
10,355	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Cent IL, Ser C-1 (c)	5.950	08/15/26	10,322,485
575	Illinois Fin Auth Rev Bond Anticipation Note Greenfields, Ser A (f)	15.523	02/15/12	564,989
1,500	Illinois Fin Auth Rev Bond Anticipation Note Tallgrass (a)(f)	18.679	02/15/12	1,464,585
5,575	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	4,424,208
2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	2,171,041
18,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A (a)	6.125	05/15/38	7,198,740
14,950	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	10,441,229
2,000	Illinois Fin Auth Rev Clare Wtr Tower Proj, Ser A (a)	6.000	05/15/25	799,820
2,450	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	2,437,015
24,790	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	22,753,749
4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250	08/15/40	4,012,695
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,408,805
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,337,660

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000%	05/15/34	$1,931,100
1,000	Illinois Fin Auth Rev Friendship Vlg Schaumburg A	5.375	02/15/25	859,020
7,000	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/36	5,864,810
4,000	Illinois Fin Auth Rev IL Inst of Technology	7.125	02/01/34	4,350,640
2,640	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	2,182,567
4,500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	3,978,450
19,325	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	15,619,818
3,000	Illinois Fin Auth Rev Lutheran Oaks Proj, Ser A	6.000	08/15/26	2,619,300
9,000	Illinois Fin Auth Rev Lutheran Oaks Proj, Ser A	6.000	08/15/39	7,360,110
1,000	Illinois Fin Auth Rev Montgomery Place Proj	5.500	05/15/26	861,880
8,850	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	7,281,426
2,000	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (a)	7.625	09/15/28	1,866,040
3,000	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (a)	7.750	09/15/38	2,826,690
14,300	Illinois Fin Auth Rev Provena Hlth, Ser A	7.750	08/15/34	16,142,698
2,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Group, Ser A	6.250	08/15/35	2,252,600
16,000	Illinois Fin Auth Rev Rfdg Silver Cross Hosp & Med	5.500	08/15/30	14,589,920

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$22,235	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250%	11/01/38	$24,391,128
15,250	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	13,521,412
13,875	Illinois Fin Auth Rev Silver Cross & Med Ctrs	6.875	08/15/38	14,407,106
3,880	Illinois Fin Auth Rev Silver Cross & Med Ctrs	7.000	08/15/44	4,036,597
1,320	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,283,330
2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	6.625	08/15/24	2,271,559
3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	7.000	08/15/29	3,172,030
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	1,170,563
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	4,882,400
650	Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys, Ser A (Prerefunded @ 7/01/11)	6.000	07/01/21	696,611
1,000	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	897,960
4,500	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	3,925,935
6,750	Illinois Hlth Fac Auth Rev Saint Benedict, Ser 2003-A (a)(e)	6.900	11/15/33	2,902,500
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,533,824

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$5,778	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $6,631,988) (b)	8.800%	06/15/18	$5,812,580
29,000	Illinois St Toll Hwy Auth Rev, Ser B (d)	5.500	01/01/33	31,115,550
80	Lake, Cook, Kane & McHenry Cntys, IL Cmnty Unit Sch Dist No 22 (NATL Insd)	5.750	12/01/19	82,789
1,825	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	6.250	03/01/34	1,474,947
1,375	Loves Pk, IL Rev Hoosier Care Proj, Ser A (a)	7.125	06/01/34	1,278,998
4,308	Manhattan, IL No 04-1 Brookstone Springs Proj	6.100	03/01/35	3,942,897
3,837	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	3,768,126
5,622	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	5,353,831
2,825	Minooka, IL Spl Assmt Impt Praire Ridge Proj	6.875	03/01/33	2,296,838
3,243	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	3,486,938
5,905	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	4,963,330
4,425	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	3,644,342
5,285	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	4,228,106

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$4,170	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200%	03/01/34	$3,875,848
5,615	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	2,901,664
1,370	Quad Cities Reg Econ Dev Auth IL Multi-Family Hsg Heritage Woods Moline Slf Proj (AMT)	6.000	12/01/41	1,033,295
2,095	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	2,724,631
4,930	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13)	6.750	03/01/33	5,727,773
3,654	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700	03/01/33	4,240,065
3,045	Saint Charles, IL Spl Svc Area No 21	6.625	03/01/28	2,896,252
895	Sterling, IL Rev Hoosier Care Proj, Ser A (a)	7.125	06/01/34	832,511
4,000	Upper IL Riv Vy Dev Auth Multi-Family Hsg Rev Living Springs McHenry Slf Proj (AMT)	6.100	12/01/41	3,135,520
3,842	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	2,958,609
2,295	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.000	06/01/33	2,121,957
4,700	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.050	06/01/37	4,378,191

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$9,225	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000%	01/01/25	$8,412,370
2,500	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	2,175,075
3,405	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (a)	6.000	01/01/26	1,747,548
385	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (a)	6.000	01/01/27	197,567
5,637	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj	6.875	03/01/33	5,613,719
2,709	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,709,000) (a)(b)	6.875	03/01/33	2,257,870
5,595	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	3,135,606
4,450	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	3,939,363
4,113	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375	03/01/34	3,182,886
3,360	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000	03/01/36	2,501,654

				560,601,680

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 1.1%
$1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375%	10/01/26	$1,631,055
3,100	Crown Point, IN Econ Dev Rev Wittenberg Vlg Proj, Ser A	8.000	11/15/29	3,133,542
9,000	Crown Point, IN Econ Dev Rev Wittenberg Vlg Proj, Ser A	8.000	11/15/39	8,927,640
805	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	805,910
3,500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	3,376,065
13,035	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	13,093,527
1,500	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest In, Ser A	6.250	03/01/25	1,557,945
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A	6.400	05/15/24	2,860,221
4,035	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (a)	7.125	06/01/34	3,753,276
7,000	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (AMT)	5.100	01/15/17	7,245,980
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A (a)(e)	7.250	07/01/33	1,869,750
3,643	Portage, IN Spl Impt Dist Rev Marina Shores Proj (a)	6.375	03/01/35	1,911,956

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/10	$164,524
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/11	117,518
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/12	104,819
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/13	97,059
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/14	86,444
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/15	80,058
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/16	74,145
8,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.700%	09/01/37	6,704,080
6,780	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.750	09/01/42	5,638,858
1,650	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.800	09/01/47	1,364,418
1,990	Whiting, IN Redev Dist Tax Increment Rev Std Ave Proj (a)	5.350	01/15/27	1,674,505

				66,273,295

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa 1.0%
$2,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000%	06/01/28	$2,093,880
5,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	5,057,850
5,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	5,542,130
3,635	Des Moines, IA Multi-Family Hsg Rev Rfdg Lutheran Pk Apts Inc, Ser A (Acquired 4/05/07, Cost $3,635,000) (b)	5.300	12/01/36	2,791,789
2,245	Des Moines, IA Sr Hsg Rev Lutheran Pk Apts Inc Proj	6.250	12/01/34	1,932,047
2,000	Estherville, IA Hosp Rev Avera Holy Family Proj	6.250	07/01/26	2,028,840
345	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/26	300,899
615	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/39	505,751
3,100	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/26	2,703,727
5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/39	4,605,216
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,607,844
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	2,222,990
9,600	Iowa Fin Auth Hlthcare Fac Rev Westn Home Proj	7.500	11/01/39	9,716,832

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$350	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.450%	11/01/26	$298,959
1,000	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.550	11/01/41	782,870
7,800	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	6,401,382
2,500	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Inc Proj	6.150	10/01/36	2,107,000
3,480	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Inc, Ser C	6.000	04/01/37	2,645,774
4,970	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A	5.300	04/01/37	3,668,407
2,000	Pottawattamie Cnty, IA Rev Rfdg Christian Homes Inc, Ser E	5.750	05/15/31	1,537,020
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,227,538

				59,778,745

	Kansas 0.2%
500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj	7.125	05/15/29	506,420
1,500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj	7.250	05/15/39	1,511,775
1,500	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	1,103,040
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	921,630

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$5,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000%	11/15/38	$4,633,255
1,570	Overland Pk, KS Trans Dev Dist Spl Assmt Grass Creek Proj	5.125	09/01/28	1,160,277

				9,836,397

	Kentucky 0.2%
11,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A (j)	6.500	03/01/45	10,954,680

	Louisiana 1.2%
4,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	4,581,235
14,685	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	12,265,940
3,085	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj (a)	7.375	09/01/33	2,064,019
19,500	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (f)	6.375	12/01/34	16,979,820
2,500	Louisiana Pub Fac Auth Rev Progressive Hlthcare (a)	6.375	10/01/20	2,267,775
2,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (a)	6.375	10/01/28	1,611,020
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,874,930

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$2,341	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $2,340,515) (a)(b)	5.750%	10/30/18	$2,194,256
3,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-2 (AGL Insd)	6.000	01/01/23	3,433,590
15,380	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	14,441,051
2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700	11/15/28	1,792,500
6,000	Tobacco Settlement Fin Corp LA Rev Asset-Bkd, Ser 2001-B	5.875	05/15/39	5,577,780

				70,083,916

	Maryland 2.1%
1,800	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,780,614
10,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	9,854,200
18,300	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	13,148,916
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,500,105
10,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	9,266,400
939	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser B	6.250	07/01/30	901,374
6,400	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,405,440

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$1,375	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340%	07/01/24	$1,256,681
3,890	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	4,262,390
5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	3,622,500
1,500	Maryland St Econ Dev Corp Sr Lien Proj Chesapeake Bay, Ser B	5.250	12/01/31	1,122,345
2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750	04/01/23	2,158,000
3,050	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	2,160,437
4,475	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	3,695,276
20,845	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth (BHAC Insd) (d)	5.250	05/15/46	21,004,881
6,500	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	6,299,085
1,500	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Christian Academy	5.500	07/01/38	720,015
16,750	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	16,535,433

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$6,555	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $6,555,000) (a)(b)	6.400%	09/01/28	$4,411,646
1,300	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B	6.700	07/01/27	1,305,954
4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000	07/01/32	4,563,640
4,000	Salisbury, MD Spl Oblig Vlg at Aydelotte Farm Proj	5.250	01/01/37	2,406,720
2,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	1,826,780
2,500	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	2,187,025

				121,395,857

	Massachusetts 3.6%
1,910	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,878,619
4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000	07/01/28	4,104,760
1,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A	7.750	06/01/39	1,000,140
2,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A	7.875	06/01/44	2,003,920
14,100	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1	7.250	06/01/16	14,122,983

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000%	12/01/18	$1,603,035
3,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	3,740,415
5,815	Massachusetts St Dev Fin Agy Criterion Child Enrichment (a)	6.750	01/01/34	5,300,314
635	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)	6.250	12/01/13	616,648
7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)	6.750	12/01/33	6,557,796
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	2,037,700
850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125	07/01/24	754,528
595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750	07/01/18	594,970
115	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A (i)	7.500	07/01/10	117,881
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	4,663,496
655	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	631,446
1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	1,269,693

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,590	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13)	6.750%	06/01/20	$1,805,016
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	220,245
500	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	424,620
4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	3,957,122
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,433,160
6,150	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc (a)	6.375	07/01/29	5,607,816
7,400	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	5,762,750
1,375	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	979,564
2,025	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	2,099,621
2,265	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser C	7.750	07/01/30	2,335,555
7,670	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	7,259,885

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$10,476	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt (a)(e)	5.750%	10/01/31	$105
3,850	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000	04/15/39	4,269,072
2,815	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue	7.500	09/01/30	2,701,499
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	735,826
2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750	07/01/28	2,338,575
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	9,959,202
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750	07/01/16	5,251,500
9,480	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A	6.875	01/01/29	9,239,872
2,900	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	3,579,296
23,660	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser A (d)	5.500	11/15/36	26,424,671
3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250	10/01/23	3,029,223
1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375	10/01/28	1,158,068

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$4,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750%	10/01/33	$4,336,227
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A	5.625	07/01/29	6,106,597
19,005	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser K (d)	5.500	07/01/32	22,999,281
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	1,815,760
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.375	07/01/34	2,604,103
5,765	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	5,570,547
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	4,450,550
6,760	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	5,611,882
820	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	810,127
4,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	3,464,560
825	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	825,214

				210,165,455

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan 2.2%
$2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000%	11/01/28	$1,812,360
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,659,646
1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/18	1,002,150
6,215	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	5,836,693
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	1,925,117
2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250	11/01/31	1,650,442
5,500	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	5,110,380
7,700	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	6,932,618
8,900	Detroit, MI Sew Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	10,706,967
2,005	East Lansing MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills B-1	5.250	07/01/37	1,491,900
12,855	Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg	6.000	07/01/20	12,034,980
1,000	Gaylord, MI Hosp Fin Auth Ltd Oblig Rev Otsego Mem Hosp Rfdg	6.500	01/01/31	871,630
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,397,276

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500%	05/15/33	$2,733,000
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/40	3,014,149
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,579,903
3,000	Kalamazoo, MI Econ Dev Corp Rev Heritage, Ser A (Prerefunded @ 5/15/10)	7.250	05/15/25	3,105,810
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,652,884
2,350	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	1,820,568
1,250	Kalamazoo, MI Econ Dev Corp Rev Rfdg Ltd Oblig Heritage Cmnty	5.125	05/15/37	869,288
6,000	Michigan St Hosp Fin Auth Rev Henry Ford Hlth Sys Rfdg, Ser A	5.250	11/15/46	5,364,120
3,000	Michigan St Strategic Fd Ltd Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	3,006,420
15,750	Michigan St Strategic Fd Ltd Oblig Rev Adj Dow Chemical Rfdg, Ser B-2	6.250	06/01/14	17,797,028
7,200	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	6,935,472

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$2,325	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450%	12/15/32	$2,202,891
3,205	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	2,841,457
4,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	3,170,960
4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (a)(e)	6.000	08/01/23	45
3,000	Star Intl Academy MI Ctf Partn	8.000	03/01/33	2,965,770
11,620	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (a)(h)	7.500/3.750	04/01/33	5,905,981
3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (a)(h)	7.875/3.938	04/01/22	1,863,673
7,500	Western Michigan Univ Rev Gen (AGM Insd) (d)	5.000	11/15/28	7,870,425

				128,132,003

	Minnesota 4.0%
7,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	7,529,270
3,480	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg	5.550	09/01/42	2,928,768
2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,774,380

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$7,250	Brooklyn Park, MN Lease Rev Prairie Seeds Academy Proj, Ser A	9.250%	03/01/39	$7,898,440
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,500,026
2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500	09/01/33	1,732,640
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	2,313,040
3,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	2,749,200
3,000	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500	04/01/19	3,079,080
4,250	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	4,364,707
5,400	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	4,714,092
5,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	4,365,350
3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000	11/01/28	2,820,270
5,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	5,013,580
16,000	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	15,530,880

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000%	08/01/24	$780,965
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,335,081
435	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	6.000	06/15/12	450,725
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,587,250
7,130	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	7,284,650
4,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	4,892,400
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,781,839
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	860,540
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,597,070
800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875	12/01/29	803,792
5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	5,243,024
7,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	6,809,990

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$275	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.250%	11/01/16	$275,011
1,320	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.625	11/01/27	1,287,581
1,400	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.600	08/01/26	1,268,596
3,100	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.700	08/01/40	2,625,669
1,000	Minneapolis, MN Tax Increment Rev Ivy Tower Proj	5.700	02/01/29	684,090
1,060	Minnesota Agric & Econ Dev Evangelical	6.625	08/01/25	1,087,443
940	Minnesota Agric & Econ Dev Evangelical (Prerefunded @ 8/01/10)	6.625	08/01/25	984,810
7,270	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	6,302,218
4,300	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000	06/01/41	3,959,913
5,000	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	5,053,250
850	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.250	07/01/26	721,854

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,340	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.450%	07/01/41	$1,854,567
5,000	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	4,467,200
3,500	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	3,294,795
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,551,743
7,500	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400	06/01/41	6,485,400
1,100	Pine City, MN Lease Rev Lakes Intl Language Academy, Ser A	6.250	05/01/35	964,238
2,850	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	2,669,367
4,000	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	3,251,800
935	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.625	12/01/23	927,146
2,720	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875	12/01/33	2,630,757
7,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	6,457,290
400	Saint Paul, MN Hsg & Redev Auth Hmong Academy Proj, Ser A	5.750	09/01/26	351,852

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750%	12/01/33	$2,261,937
8,360	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	7,752,562
2,000	Saint Paul, MN Hsg & Redev Auth Lease Rev Hmong Academy Proj, Ser A	6.000	09/01/36	1,690,880
2,185	Saint Paul, MN Hsg & Redev Auth Lease Rev Hope Cmnty Academy Proj	6.250	12/01/33	1,927,607
3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500	12/01/31	3,524,360
1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000	12/01/32	1,558,960
1,900	Saint Paul, MN Hsg & Redev Auth LSE Rev Higher Ground Academy Proj	8.500	12/01/38	2,020,669
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A (a)	7.250	11/01/26	4,065,343
7,590	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	6,315,791
1,000	Saint Paul, MN Hsg & Redev Auth Rfdg Marian Ctr Proj A	5.300	11/01/30	843,240
2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250	10/01/42	1,582,560

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$3,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875%	12/01/30	$3,232,260
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,625,268
1,250	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.875	05/01/30	1,143,087
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	1,578,025
7,000	Sauk Rapids, MN Hlthcare & Hsg Fac Rev Good Shepherd Lutheran Home	7.500	01/01/39	7,262,920
1,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.375	12/01/24	794,560
5,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	3,795,150
4,510	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	4,315,664
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,577,004
4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875	09/01/29	4,172,715
4,775	Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj	5.500	11/15/27	4,370,176

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,000	Winona, MN Hlthcare Winona Hlth, Ser A	6.000%	07/01/34	$978,630

				233,287,007

	Mississippi 0.6%
1,605	Mississippi Business Fin Corp Air Cargo Rev Bd, Ser 2004 (AMT)	7.250	07/01/34	1,317,143
4,000	Mississippi Business Fin Corp Gulf Opportunity Zone Rev, Ser A	5.000	05/01/37	3,958,640
7,920	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	7,919,208
4,350	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	3,863,453
4,600	Mississippi Home Corp Rev Cleveland Pers Care, Ser 6A (AMT)	6.250	12/01/35	3,551,430
5,765	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT) (a)	6.250	04/01/37	3,752,323
7,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT) (a)	6.800	11/01/37	4,200,140
1,965	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250	12/01/31	1,773,786
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	981,030
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,866,060

				33,183,213

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 3.1%
$1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000%	05/01/22	$973,570
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	4,373,705
1,000	Arnold, MO Real Ppty Tax Arnold Triangle Redev Proj, Ser A	7.750	05/01/28	1,052,670
4,500	Arnold, MO Sales Tax Increment Rev Arnold Triangle Redev Proj, Ser B	6.500	05/01/20	4,646,025
3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500	10/01/22	3,500,388
1,455	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/22	1,319,569
1,500	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/27	1,282,920
28,600	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	18,715,554
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,573,550
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	233,460
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	33,235
3,000	Carthage, MO Hosp Rev	5.875	04/01/30	2,565,360
14,255	Carthage, MO Hosp Rev	6.000	04/01/38	11,552,109

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$3,000	Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk Proj, Ser A (Prerefunded @ 6/01/10)	6.625%	12/01/31	$3,050,040
130	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	121,642
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	1,673,251
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A	6.750	04/01/33	2,207,906
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (a)	6.200	06/01/29	2,459,168
1,925	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	2,128,607
4,550	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	5,123,164
1,945	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj (a)	5.000	04/01/17	1,795,663
3,450	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	3,187,386
3,000	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.500	02/15/29	2,913,990

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,500	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.750%	02/15/35	$1,446,120
1,260	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	999,911
2,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	1,795,400
5,500	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	4,757,060
351	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT) (a)	6.950	04/15/15	350,810
2,390	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT) (a)	7.250	10/15/38	2,178,150
180	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (a)	7.550	06/15/12	184,270
990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (a)	7.550	06/15/22	990,554
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (a)	7.550	06/15/35	3,275,444

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$5,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900%	03/01/24	$4,691,800
2,540	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT) (a)	6.450	05/01/40	2,060,677
5,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.000	05/15/29	4,931,600
2,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.250	05/15/39	2,488,550
23,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.250	05/15/45	22,632,690
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	1,014,690
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,512,555
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	3,428,255
2,220	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/22	2,449,415
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,516,700
2,745	Osage Beach, MO Tax Increment Prewitts Point Proj (a)	6.750	05/01/23	2,565,422
7,750	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	7,323,828

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$4,600	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625%	11/15/35	$5,498,518
3,270	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	2,836,136
6,030	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	5,102,345
225	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	229,397
7,480	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99 and 9/02/09 Cost $7,053,980) (b)	6.500	12/01/28	7,235,404
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	4,769,184

				179,747,817

	Montana 0.1%
1,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.000	05/15/25	901,100
2,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.125	05/15/36	1,680,680

				2,581,780

	Nevada 1.7%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,655,360

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$5,100	Clark Cnty, NV Assisted Living Homestead Boulder City Proj	6.500%	12/01/27	$5,101,785
1,885	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100	08/01/18	1,829,411
2,600	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.375	08/01/23	2,461,992
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	10,669,889
24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (d)	5.000	06/15/24	26,139,573
8,000	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier (a)(e)	7.375	01/01/40	320,000
920	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	867,496
3,095	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	2,942,540
7,200	Henderson, NV Loc Impt Dist No T 18	5.300	09/01/35	2,865,672
965	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.000	06/01/19	887,559
1,355	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	1,183,308
10,800	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	8.000	06/15/30	12,157,236
250	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	257,997
2,700	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	1,980,585
5,425	Reno, NV Redev Agy Tax Alloc Sub Lien, Ser C	5.400	06/01/27	4,050,631

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$4,315	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625%	12/01/22	$3,997,632
1,000	Sparks, NV Loc Impt Dist Ltd Oblig Dist No 3	6.500	09/01/20	976,980
2,000	Sparks, NV Loc Impt Dist Ltd Oblig Dist No 3	6.750	09/01/27	1,880,940
3,800	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.500	06/15/20	3,686,000
14,000	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.750	06/15/28	12,948,600

				99,861,186

	New Hampshire 0.4%
3,700	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College (a)	6.125	03/01/19	3,579,528
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,730,246
1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/23	1,586,469
6,290	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	6,178,415
1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500	07/01/25	1,008,591
2,650	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	2,501,043

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$1,855	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $1,815,319) (a)(b)	7.750%	06/01/14	$1,835,875
3,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (c)	7.125	07/01/27	3,190,620
2,000	New Hampshire St Business Fin Auth Rev First Mtg Huggins Hosp	6.875	10/01/39	2,003,980
140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900	07/01/28	140,097

				23,754,864

	New Jersey 2.7%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	1,830,280
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,738,060
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	3,311,620
5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250	07/01/33	5,380,892
2,000	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.700	10/01/17	1,999,820
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	2,191,940

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350%	11/01/30	$642,624
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,327,245
750	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.300	11/01/26	631,313
900	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.375	11/01/36	685,503
6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750	04/01/33	6,595,740
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,377,388
3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/31	3,856,685
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,134,120
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	2,130,680
2,880	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	3,070,656
4,000	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	3,981,160

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875%	07/01/28	$1,427,955
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,394,160
710	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.750	01/01/25	625,801
1,230	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.875	01/01/37	1,022,290
1,560	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	1,478,989
1,012	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A (a)	7.500	04/01/15	852,046
2,300	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (a)	6.125	06/01/18	1,972,664
655	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (a)	6.750	07/01/19	593,731
2,000	New Jersey Econ Dev Auth Rev Rfdg First Mtg Winchester, Ser A	5.800	11/01/31	1,977,920
6,395	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	5,586,992
16,760	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/19	15,760,936
25,765	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/29	22,823,410

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$7,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750%	07/01/29	$6,156,780
370	New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry Hill Proj (a)	7.750	07/01/10	369,530
5,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	4,146,900
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	911,680
324	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.000	07/01/13	3
430	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.500	07/01/23	4
2,509	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.625	07/01/36	25
1,330	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg (a)	7.250	07/01/14	1,274,100
11,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	11,403,056
4,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj (a)	8.000	07/01/27	3,337,840
9,475	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.500	06/01/23	9,010,157
4,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/29	3,139,080

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$21,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000%	06/01/41	$14,309,610

				157,461,385

	New Mexico 0.4%
1,300	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F (a)	7.250	10/15/22	1,317,368
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	1,292,143
1,505	Cabezon Pub Impt Dist NM Spl Leverage Rev	6.000	09/01/24	1,359,030
4,540	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT) (a)	6.850	12/01/31	4,133,579
2,175	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A (a)	7.500	12/01/30	2,197,751
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Rehoboth Proj Rfdg, Ser A	5.250	08/15/26	1,565,700
2,500	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized) (a)	7.125	12/15/27	2,464,475
3,170	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT) (a)	7.250	12/01/31	2,992,924
3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625	05/15/25	3,068,163
1,500	Ventana West Pub Impt Dist NM	6.875	08/01/33	1,302,720

				21,693,853

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York 5.8%
$2,270	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A (a)	7.000%	06/15/36	$2,206,009
195	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (i)	7.750	11/15/10	204,875
1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	1,063,640
6,160	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	5,183,332
1,340	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250	12/01/23	1,224,345
22,805	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/44	2,133,636
20,000	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/45	1,682,200
9,700	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/46	776,873
6,280	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	6,242,194
4,195	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A	6.875	05/01/33	4,013,650

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$805	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A (Prerefunded @ 5/01/13)	6.875%	05/01/33	$940,602
2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750	05/01/23	1,920,640
1,920	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	2,039,347
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,692,617
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	920,890
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	2,649,047
29,500	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	26,761,810
15,550	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	13,531,765
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,586,270
2,650	New York City Indl Dev Agy Civic Fac Rev Spl Pl Inc Proj, Ser A	7.000	01/01/33	2,539,256
49,680	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	50,246,849

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$25,260	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500%	03/01/35	$25,360,787
5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800	06/01/28	5,276,750
5,000	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/26	4,876,800
2,940	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/39	2,612,190
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	7,299,300
2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a)(b)(e)	6.125	02/15/19	25
2,125	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	2,016,434
7,275	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.250	12/01/37	6,593,551
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	10,308,060
2,500	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.500	07/01/23	2,536,375
4,695	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	4,715,846

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500%	07/01/23	$4,023,920
2,500	New York St Energy Resh & Dev Reg Ribs (l)	11.532	04/01/20	2,602,950
15,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (d)	5.000	06/15/30	15,986,700
20,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (d)	5.000	06/15/34	20,922,200
8,405	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (d)	5.125	06/15/38	8,898,542
15,000	New York St Urban Dev Corp Rev St Pers Income Tax, Ser B-1 (d)	5.000	03/15/36	15,608,850
1,380	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,380,193
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	3,611,600
75	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B	7.000	02/01/12	75,092
13,650	Port Auth NY & NJ Cons 144th (d)	5.000	10/01/35	14,106,047
9,270	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (AMT) (c)(f)	6.625	10/01/35	9,292,063

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (f)	5.000%	12/01/23	$831,760
3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (f)	5.500	01/01/37	2,560,040
1,970	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	1,773,867
2,210	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/20	2,267,769
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	2,042,740
7,840	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	6,194,698
4,345	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children	7.500	06/01/32	4,163,509
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,352,673
3,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	3,163,638
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,748,200
2,315	Utica, NY Indl Dev Agy Civic Utica College Civic Fac	6.750	12/01/21	2,345,651
5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	4,711,250

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375%	07/01/30	$3,134,340

				336,954,257

	North Carolina 0.9%
1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900	09/01/25	996,470
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (AGM Insd) (d)	5.250	10/01/28	5,330,308
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (AGM Insd) (d)	5.250	10/01/36	8,168,880
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,114,750
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	6,267,309
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,390,900
2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625	04/01/31	2,688,275
7,150	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	5,413,694

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500%	07/01/32	$11,270,990
9,650	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg at Brookwood Rfdg	5.250	01/01/32	7,059,072

				51,700,648

	North Dakota 0.2%
2,610	Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg (a)	6.100	10/01/23	1,943,249
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	384,808
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	561,908
2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600	09/01/31	1,510,352
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,288,144
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,840,152
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	2,118,299
5,970	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	4,408,009

				14,054,921

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio 3.4%
$20,455	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (a)	6.500%	09/01/36	$15,485,253
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,488,585
4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900	11/15/23	4,015,760
12,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	12,049,252
33,370	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	30,805,182
2,270	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	2,149,645
21,870	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	6.500	06/01/47	18,074,024
20,835	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875	06/01/47	15,672,295
17,340	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	13,969,624
28,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	24,628,291
1,000	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	5.750	11/01/22	964,180
2,550	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	2,199,732

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,605	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.000%	12/01/18	$2,644,049
5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350	12/01/31	5,010,350
1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	1,158,511
5,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	4,250,950
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	2,998,523
3,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	3,096,695
5,760	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	4,750,675
5,955	Franklin Cnty, OH Hlthcare Fac Rev Impt Lutheran Sr City Proj Rfdg	6.125	12/15/28	5,005,475
1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT) (a)(e)	7.750	10/01/21	788,745
1,500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg	6.500	08/15/20	1,523,025
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	1,011,930

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625%	08/15/30	$504,530
7,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (a)	6.200	12/01/31	5,701,051
7,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	7,446,880
876	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	768,480
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,583,000
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,413,975
1,670	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,538,655
2,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	1,801,360

				194,498,682

	Oklahoma 0.5%
3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625	10/01/37	2,967,560
4,000	Chickasaw Nation, OK Hlth Sys (f)	6.250	12/01/32	4,012,880
2,470	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	2,415,536
120	Langston, OK Econ Dev Langston Cmnty Dev Corp Proj, Ser A (i)	7.000	08/01/10	123,228

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$1,990	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A (Prerefunded @ 4/01/10)	7.600%	04/01/30	$2,004,288
5,500	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.000	11/15/38	4,515,500
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	3,071,775
7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125	12/01/36	6,488,347
5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375	07/01/21	5,149,150
500	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.600	07/01/31	507,845

				31,256,109

	Oregon 0.9%
870	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (a)	6.000	08/01/14	871,783
6,145	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (a)	6.875	08/01/28	5,738,201
1,600	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A (a)	7.500	09/01/27	1,586,912
9,220	Gilliam Cnty, OR Solid Waste Disp Rev Waste Mgmt Proj Conv (AMT)	5.250	07/01/29	9,178,326

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oregon (continued)
$8,700	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03, 11/17/03 and 5/21/04, Cost $8,507,497) (b)	6.500%	12/01/29	$8,786,652
8,110	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT) (a)	7.250	06/01/28	7,956,072
3,000	Warm Springs Reservation OR Confederated Tribes Pelton Round Butte Tribal, Ser B	6.375	11/01/33	3,030,060
9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000	12/01/34	12,044,881

				49,192,887

	Pennsylvania 4.1%
1,000	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875	08/15/18	963,020
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	3,928,095
7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000	11/15/28	5,535,025
28,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	21,534,315
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys, Ser B (Prerefunded @ 5/01/10)	6.625	05/01/20	1,011,490

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$6,520	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT)	7.750%	09/01/31	$6,004,529
1,695	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,446,682
1,500	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,285,830
4,915	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	4,004,840
4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A	7.000	01/01/34	3,444,197
5,850	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	5,294,718
1,500	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac, Ser A	6.125	01/01/25	1,419,495
1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	1,000,520
1,900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	1,824,114
3,800	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	3,365,584
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	1,005,360

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375%	12/01/24	$2,350,050
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,606,400
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,567,224
4,050	Chester Cnty, PA Indl Dev Auth Wtr Fac Rev Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	02/01/40	3,874,352
4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (e)	6.000	01/15/25	3,281,480
8,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	7,040,890
1,000	Delaware Cnty, PA Auth First Mt White Horse Vlg Proj, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,034,590
2,500	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	2,168,125
3,800	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	3,272,218
8,500	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	7,835,470
4,530	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	4,098,291

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850%	06/01/27	$2,207,986
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Anne’s Home	6.625	04/01/28	946,590
1,650	Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj, Ser A (Prerefunded @ 5/01/10)	7.625	05/01/31	1,688,660
1,200	Lehigh Cnty, PA Gen Purp Auth First Mtg Bible Fellowship Church (a)	7.625	11/01/21	1,230,216
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc (a)	7.750	11/01/33	3,022,290
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A (a)	6.000	12/15/23	2,822,700
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (a)	6.000	11/01/18	2,295,090
11,585	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (a)	6.000	11/01/23	7,823,235
3,585	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (a)	6.200	11/01/14	3,161,647
2,580	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	2,278,759

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300%	06/01/28	$3,113,400
8,360	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	7,205,902
2,890	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	2,892,919
1,085	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.000	02/01/21	884,904
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,147,890
19,755	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	14,635,294
1,850	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (a)	7.750	09/01/14	1,853,238
1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,605,264
3,430	Northeastern, PA Hosp & Ed Auth Hlthcare Rev (a)	7.125	10/01/29	3,328,403
1,605	Northeastern, PA Hosp & Ed Auth Hlthcare Rev Oakwood Ter Proj (a)(f)	6.500	10/01/32	1,442,590
2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125	11/01/21	2,931,146
1,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375	11/01/41	1,012,330

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500%	11/01/16	$2,714,263
1,529	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser A (AMT)	6.750	12/01/36	1,530,468
17,840	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	17,857,126
10,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	10,009,600
1,565	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A	6.000	01/15/31	1,613,953
2,000	Pennsylvania St Higher Ed Fac La Salle Univ	5.500	05/01/34	2,008,500
1,965	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	1,979,128
2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500	11/15/18	1,678,196
5,485	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.600	11/15/28	3,465,642
11,550	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	11,562,590
1,355	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (a)	6.125	01/01/13	1,307,819

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (a)	7.250%	01/01/21	$3,925,520
4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500	01/01/38	4,032,583
4,000	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	4,263,200

				240,675,945

	Rhode Island 0.1%
3,825	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	3,439,937
1,345	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,351,833
2,310	Tobacco Settlement Fin Corp RI Asset Bkd, Ser A	6.000	06/01/23	2,356,269

				7,148,039

	South Carolina 1.1%
2,300	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A	5.950	03/15/14	2,467,992
4,860	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $4,860,000) (a)(b)(e)	5.750	12/01/37	1,706,686
1,505	Lancaster Cnty, SC Assmt Rev Sun City Carolina Lakes Impt	5.450	12/01/37	1,174,050
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	3,857,803

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,700	Medical Univ SC Hosp Auth Rfdg, Ser A (Prerefunded @ 8/15/12)	6.375%	08/15/27	$1,929,755
1,000	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.250	11/01/26	727,730
1,250	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.300	11/01/35	816,613
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	7,077,700
3,000	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Impt & Rfdg	5.375	11/15/30	2,436,390
105	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (i)	6.750	11/15/10	109,471
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	535,790
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	582,135
2,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	2,045,000
19,700	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	20,020,125

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125%	08/01/23	$5,156,050
2,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	1,590,720
3,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	2,662,446
7,800	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	5,416,398
4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	4,692,258

				65,005,112

	South Dakota 0.4%
940	Keystone, SD Econ Dev Rev Wtr Quality Mgmt Corp A (Mun Govt Gtd.) (AMT)	6.000	12/15/18	817,574
3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000	12/01/35	4,343,663
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,664,260
2,315	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,783,545
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	4,891,113
5,000	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	3,593,300

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (continued)
$1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625%	11/15/23	$2,014,163
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750	11/15/33	3,751,475

				22,859,093

	Tennessee 1.6%
1,110	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	1,109,967
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	964,290
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	8,159,152
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,682,300
8,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	9,032,400
3,950	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	3,746,970
7,000	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	7,357,000

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$4,465	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700%	11/01/37	$3,767,165
4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650	07/01/24	4,143,209
3,650	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	3,382,455
14,800	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	14,073,468
1,425	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,391,199
3,700	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375	11/15/25	3,436,634
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	957,200
2,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.750	09/01/37	1,737,980
775	Shelby Cnty, TN Hlth Ed Hsg Vlg at Germantown	6.250	12/01/34	659,308
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,147,775
4,200	Sullivan Cnty, TN Hlth Ed & Hsg First Mtg Fac Brd Rev Inc Proj (a)	8.410	11/01/19	4,232,298

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$1,160	Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj, Ser B (Acquired 6/08/89, Cost $1,160,000) (a)(b)(e)	10.000%	11/01/20	$11
13,585	Trenton, TN Hlth & Ed Fac Brd Rev RHA Trenton MR Inc Proj	9.250	04/01/39	14,064,415

				93,045,196

	Texas 9.8%
1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250	01/01/25	580,560
6,475	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	5,492,807
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	1,776,800
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	4,432,950
9,110	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	9,043,224
9,480	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	5,482,568
935	Atlanta, TX Hosp Auth Fac Rev	6.700	08/01/19	942,592
3,735	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	3,530,584
7,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (f)	5.750	01/01/34	5,582,920

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,920	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A (h)	6.750/3.375%	04/01/27	$1,884,451
750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125	07/01/22	842,423
1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300	07/01/32	1,127,270
4,190	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT) (a)	7.000	01/01/39	3,707,396
20,000	Bexar Cnty, TX Oblig, Ser A (d)	5.000	06/15/33	20,899,000
1,295	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (c)	5.375	04/01/19	1,297,979
15,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (c)	5.950	05/15/33	15,032,550
1,825	Dallas Cnty, TX Flood Ctl Dist No 1 Cap Apprec Rfdg (Acquired 8/28/89, Cost $1,586,304) (b)	*	08/01/11	1,745,941
9,445	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	9,719,755
10,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	10,450,755
8,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	8,458,945

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,420	Grand Prairie, TX Hsg Fin Corp (a)	7.500%	07/01/17	$2,035,510
1,000	Grand Prairie, TX Hsg Fin Corp (a)	7.625	01/01/20	800,880
10,390	Grand Prairie, TX Hsg Fin Corp (a)	7.750	01/01/34	7,405,784
1,970	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,843,290
1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375	10/01/21	1,200,923
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	2,107,074
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/29	793,307
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,085,852
1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	1,394,472
6,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	6,624,800
1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700	04/01/32	996,891
3,155	HFDC Cent TX Inc Retirement Fac Rev, Ser A	5.750	11/01/36	2,505,669

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$4,300	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500%	02/15/27	$3,564,614
14,000	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/37	10,316,740
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	7,007,229
4,910	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/29	4,970,540
13,345	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/44	13,334,591
1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/33	1,350,255
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	1,762,560
6,580	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/23	7,074,224
3,670	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/24	3,920,074
6,800	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/25	7,218,676
3,000	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/26	3,163,050
4,730	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser C (AMT)	5.700	07/15/29	3,805,190
4,400	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/21	4,231,260
17,585	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/29	16,705,574
1,100	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	7.375	07/01/22	1,101,738

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000%	02/15/23	$609,170
3,975	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375	01/01/23	3,652,747
7,225	La Vernia, TX Higher Ed Fin Corp Ed Rev Kipp Inc, Ser A (GTY AGMT)	6.375	08/15/44	7,444,712
23,200	Lone Star College Sys TX (d)	5.000	08/15/34	24,186,232
3,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	3,191,335
15,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	13,410,150
6,000	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	5,366,760
16,835	Matagorda Cnty, TX Nav Dist No1 Pollutn Ctl Rev Rfdg-Aep TX (AMBAC Insd)	4.400	05/01/30	14,515,810
10,640	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	8,829,923
200	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	6.625	01/01/11	201,884
5,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	4,812,600

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,500	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $3,150,000) (b)	6.200%	11/15/29	$3,372,495
4,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	4,430,600
5,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (c)	6.000	08/01/20	5,461,150
3,425	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow (a)	8.000	03/01/28	2,983,107
4,000	Pharr, TX Higher Ed Fin Auth Ed Rev Idea Pub Sch, Ser A	6.500	08/15/39	4,099,240
23,260	San Antonio, TX Convention Ctr Hotel Fin Corp Contract Rev Empowerment Zone, Ser A (AMBAC Insd) (AMT)	5.000	07/15/39	19,908,001
8,650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig	6.375	11/15/44	8,658,218
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125	05/15/37	3,350,640
11,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Cc Young Mem Home, Ser A	8.000	02/15/38	10,880,870
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Cc Young Mem Home, Ser B-1	7.250	02/15/16	5,013,350
8,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Mirador Proj, Ser A (j)	8.125	11/15/39	7,890,720

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$9,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Mirador Proj, Ser A (j)	8.250%	11/15/44	$8,911,710
20,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-1	7.500	11/15/16	20,293,200
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-2	6.500	11/15/14	5,013,000
23,000	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	23,905,510
650	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev (GNMA Collateralized) (AMT)	6.900	07/02/24	696,092
3,630	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $3,604,668) (b)	7.000	12/01/34	3,485,490
1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/22	1,131,600
5,875	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	6,648,150
15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (d)	5.000	07/15/25	16,473,300
11,425	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (d)	5.000	07/15/28	12,319,349

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (d)	5.000%	07/15/29	$5,358,100
9,150	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	8,573,001
2,000	Travis Cnty, TX Hlth Fac Dev Corp Rev Westminster Manor	7.000	11/01/30	2,010,160
5,000	Travis Cnty, TX Hlth Fac Dev Corp Rev Westminster Manor	7.125	11/01/40	5,028,950
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	2,837,035
7,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	6,377,070
5,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp Rfdg	5.000	07/01/33	4,226,450
10,000	University, TX Univ Rev Fin Sys, Ser D (d)	5.000	08/15/29	11,577,000
15,000	University, TX Univ Rev Fin Sys, Ser D (d)	5.000	08/15/34	17,365,500
8,035	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	7,247,811
7,000	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj (a)	7.500	12/01/29	7,012,460

				570,112,889

	Utah 0.5%
1,392	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250	02/01/21	1,410,444
500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a)(e)(k)	7.600	09/01/06	14,900

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah (continued)
$2,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a)(e)(k)	7.800%	09/01/15	$59,600
585	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a)(e)(k)	7.800	09/01/25	17,433
1,165	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a)(e)(k)	8.000	09/01/20	34,717
18,280	Tooele Cnty, UT Hazardous Waste Treatment Rev Un Pac Proj, Ser A (AMT)	5.700	11/01/26	18,413,992
5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000	07/15/40	4,718,700
4,490	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A (a)	6.875	07/01/27	4,140,050

				28,809,836

	Vermont 0.2%
4,750	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	3,952,095
1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375	06/15/22	1,256,125
2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500	06/15/32	2,052,798
1,925	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125	12/15/14	1,956,377
1,260	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250	12/15/19	1,233,704

				10,451,099

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 1.8%
$4,000	Albemarle Cnty, VA Indl Dev Auth Ed Fac Rev Covenant Sch Inc, Ser A	7.750%	07/15/32	$4,025,200
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,750,675
444	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	407,090
1,836	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B	7.000	03/01/32	1,562,197
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	8,746,500
1,435	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,210,408
7,847	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	6,204,701
9,900	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	7,147,701
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	2,915,640
3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250	12/01/38	3,312,540
4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875	06/01/17	4,148,040
2,335	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	2,210,825
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,463,650

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$7,000	Farms New Kent, VA Cmnty Dev, Ser B	5.450%	03/01/36	$4,942,560
7,250	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	5,329,403
795	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	896,895
5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700	11/01/27	4,927,936
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	1,210,488
3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125	03/01/32	2,917,050
1,000	New Port Cmnty Dev Auth VA Spl Assmt	5.500	09/01/26	580,220
2,500	New Port Cmnty Dev Auth VA Spl Assmt	5.600	09/01/36	1,343,175
4,000	Peninsula Ports Auth VA Rfdg Residential Care Fac Rev VA Baptist Homes, Ser C	5.400	12/01/33	2,445,440
1,500	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	1,458,675
4,250	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	4,060,875
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	2,144,825

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$11,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A (a)	6.300%	07/01/35	$2,277,440
1,647	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,590,508
3,918	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	3,733,188
8,300	Virginia Small Business Fin Auth Rev Hampton Rds Proton (Acquired 8/07/09, Cost $8,089,014) (b)	9.000	07/01/39	8,651,007
5,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.750	07/01/38	5,730,150

				101,345,002

	Washington 2.1%
8,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	6,693,680
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,928,900
310	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.000	12/01/11	325,280
1,400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.250	12/01/15	1,473,962
11,625	King Cnty, WA Pub Hosp Dist N0 004 Snoqualmie Vly Hosp	7.250	12/01/38	12,038,037
16,060	Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)	7.250	04/01/30	16,087,302
2,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/18	2,044,960
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	1,006,230

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$2,065	Tobacco Settlement Auth WA Tob Settlement Rev	6.500%	06/01/26	$2,103,512
8,830	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	8,865,673
3,415	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.625	10/01/40	3,412,302
10,800	Washington St Hlthcare Fac Auth Rev Seattle Cancer Care Alliance	7.375	03/01/38	11,972,880
8,145	Washington St Hlthcare Fac Auth Rev WA Ctrl WA Hlth Svc	7.000	07/01/39	8,660,497
19,025	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $19,025,000) (b)	6.200	01/01/36	16,448,064
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	770,870
10,100	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	7,244,427
18,450	Washington St Purp, Ser E (d)	5.000	02/01/29	19,744,821

				120,821,397

	West Virginia 0.5%
5,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	4,824,750

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000%	10/01/20	$1,483,485
11,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.500	10/01/38	10,738,815
15,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.750	10/01/43	14,385,450

				31,432,500

	Wisconsin 1.1%
800	Baldwin, WI Hosp Rev Mtg, Ser A	6.125	12/01/18	773,472
5,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	4,658,322
3,685	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	3,279,355
1,565	Milwaukee, WI Rev Sr Air Cargo (AMT)	6.500	01/01/25	1,442,883
2,275	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	2,146,758
4,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	3,939,720
1,000	Waukesha, WI Redev Auth Hsg Rfdg Sr Kirkland Crossings Proj	5.500	07/01/31	832,050
4,000	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600	07/01/41	3,174,600
1,750	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	1,631,402
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,741,232

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000%	12/01/31	$2,642,943
2,250	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	2,281,118
7,930	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	6,878,403
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Saint Johns Cmntys Inc, Ser A	7.625	09/15/39	1,036,750
1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/18	1,049,661
2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/28	2,145,996
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.900	10/01/28	295,202
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-2	5.400	09/15/14	2,000,280
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmntys Inc, Ser C-1	6.400	09/15/15	1,998,060
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,161,468
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	971,000

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$990	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125%	01/15/22	$985,585
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	2,193,847
3,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500	05/01/32	3,849,651
2,000	Wisconsin St Hlth & Ed Fac Fort Hlthcare Inc Proj	6.100	05/01/34	1,987,280
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	336,260
2,000	Wisconsin St Hlth & Ed Fac Oakwood Vlg Proj, Ser A (Prerefunded @ 8/15/10)	7.000	08/15/19	2,083,460
1,500	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr, Ser A	6.125	04/01/24	1,508,235
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr, Ser A	6.250	04/01/34	2,176,493
2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging	5.700	03/01/28	2,357,025

				65,558,511

	Wyoming 0.1%
5,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	4,654,750
2,100	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750	12/01/22	2,110,038
1,500	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750	12/01/27	1,457,550

				8,222,338

	Puerto Rico 0.2%
5,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/37	4,777,400

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$4,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250%	07/01/33	$4,002,400
5,000	Puerto Rico Indl Tourist Ed & Trans Mem Mennonite Gen Hosp Proj, Ser A	6.500	07/01/26	5,009,500
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	86,878

				13,876,178

	U.S. Virgin Islands 0.0%
1,000	Virgin Islands Pub Fin Auth Refinery Fac Rev Sr Sec Hovensa Refinery (AMT)	5.875	07/01/22	1,003,020

	Virgin Islands 0.2%
10,800	Virgin Islands Pub Fin Auth Rev Matching Fdg Ln-Diago, Ser A	6.750	10/01/37	11,723,400

Total Long-Term Investments 106.8% (Cost $6,228,544,615)				6,209,410,051

Total Short-Term Investments 0.2% (Cost $10,130,000)				10,130,000

Total Investments 107.0% (Cost $6,238,674,615)				6,219,540,051

Liability for Floating Rate Note Obligations Related to Securities Held (8.2%) (Cost ($478,270,000))

(478,270)	Notes with interest rates ranging from 0.18% to 0.35% at February 28, 2010 and contractual maturities of collateral ranging from 2022 to 2046 (m)			(478,270,000)

Total Net Investments 98.8% (Cost $5,760,404,615)				5,741,270,051

Other Assets in Excess of Liabilities 1.2%				73,673,716

Net Assets 100.0%				$5,814,943,767
Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security has been deemed illiquid.

(b)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.9% of net assets.

(c)	Variable Rate Coupon

(d)	Underlying security related to Inverse Floaters entered into by the Fund.

(e)	Non-income producing security.

(f)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)	Security is a “step up” bond where the coupon increases or steps up at a predetermined rate.

(h)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(i)	Escrowed to Maturity

(j)	Security purchased on a when-issued or delayed delivery basis.

(k)	This borrower is currently in liquidation.

(l)	Inverse Floating Rate

Van Kampen High Yield Municipal Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

(m) Floating Rate Notes. The interest rates shown reflect the rates in effect at February 28, 2010.

ACA — American Capital Access

AGL — Assured Guaranty Ltd.

AGM — Assured Guaranty Municipal Corp.

AMBAC — AMBAC Indemnity Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corp.

Comwth — Commonwealth of Puerto Rico

Connie Lee — Connie Lee Insurance Co.

FGIC — Financial Guaranty Insurance Co.

GNMA — Government National Mortgage Association

GTY AGMT — Guarantee Agreement

NATL — National Public Finance Guarantee Corp.

Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC 820), Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	— quoted prices in active markets for identical investments

Level 2	— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investsments carried at value.

Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds Issued by the States of the United States and Political Subdivisions of the United States	$—	$6,208,537,286	$11,002,765	$6,219,540,051

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Municipal Bonds Issued by the
States of the United States
and Political Subdivisions
of the United States
Balance as of December 1, 2009	$11,002,352
Accrued Discounts/Premiums	—
Realized Gain/Loss	—
Change in Unrealized Appreciation/Depreciation	413
Net Purchases/Sales	—
Net Transfers In and/or Out of Level 3	—

Balance as of February 28, 2010	11,002,765

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 02/28/10

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax-Exempt Trust

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:   April 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:   April 15, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:    April 15, 2010